STEIN ROE MUTUAL FUNDS

ANNUAL REPORT
SEPTEMBER 30, 2000

PHOTO: HANDS AND LEAF

STEIN ROE EQUITY FUNDS

GROWTH FUNDS

           GROWTH STOCK FUND


LOGO: STEIN ROE MUTUAL FUNDS
SENSIBLE RISKS. INTELLIGENT INVESTMENTS.(R)

CONTENTS
--------------------------------------------------------------------------------
From the President................................................   1

   Stephen Gibson's thoughts on the markets and investing

Performance Summary...............................................   3

Questions & Answers...............................................   4

   Interview with the co-portfolio manager and a summary of investment activity

Portfolio of Investments..........................................   8

   A complete list of investments with market values

Financial Statements..............................................   11

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements.....................................   17

Financial Highlights..............................................   20

   Selected per-share data

Report of Independent
Accountants.......................................................   22







                Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT
--------------------------------------------------------------------------------
TO OUR SHAREHOLDERS
I am pleased to present the fiscal year 2000 annual report for the Stein Roe Growth Stock Fund. Although it was a very volatile 12 months for U.S. stocks, the Fund delivered excellent results and outperformed its benchmark, the Standard & Poor's 500 Index.
   The past year initially brought the exhilaration of a rapidly rising U.S. equity market, particularly for growth stocks. As enthusiasm for a "new," technology-intensive economy swelled, the market split into the "haves" (companies that create, deliver, or extensively utilize technology and telecommunications) and the "have-nots" (almost anything else). The former sprinted well ahead of the market. By March 2000, however, it became increasingly obvious that it could take a while longer for some technology businesses to generate solid profits and earnings.
   By March it also was clear that the Federal Reserve had not yet managed to rein in the inflationary pressures in the U.S. economy. Faced with the prospect of higher inflation and additional interest rate hikes (after the Fed enacted four between June 1999 and February 2000), investors became increasingly uncertain whether businesses, especially those with minimal profits, could handle the higher costs of doing business.
   In search of more predictable earnings and less expensive valuations, investors turned to stocks in other sectors during the second half of the year. Previously overlooked and in many cases undervalued stocks in non-technology industries advanced, while most growth stocks retreated. Notwithstanding this enormous volatility, the S&P 500 Index gained 13.27% for the 12-month period.
   Looking back at these results, I am reminded once again of the importance of maintaining a long-term perspective when investing. Uncertainty and periodic dips in the valuation of high-flying stocks are as much a part of the investing experience as growth potential and dividends. Yet over time the markets have continued to advance.
   In the following report from portfolio manager Erik Gustafson, you will find detailed information about the Fund and the strategies used to achieve a one-year total return of more than 35%. I encourage you to review the report carefully.


Photo of: Stephen E. Gibson

FROM THE PRESIDENT CONTINUED
--------------------------------------------------------------------------------
   As always, we thank you for choosing Stein Roe Funds and for giving us the opportunity to serve your investment needs.

   Sincerely,


   /s/ Stephen E. Gibson
   Stephen E. Gibson
   President
   November 20, 2000

Because economic and market conditions change frequently, there can be no assurance that the trends described above or on the following pages will continue.

PERFORMANCE SUMMARY
--------------------------------------------------------------------------------

                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIOD ENDED SEPTEMBER 30, 2000

                                                        1        5         10
                                                      YEAR      YEARS     YEARS
--------------------------------------------------------------------------------
Growth Stock Fund                                    35.04%    25.37%    20.87%
Morningstar Large Growth Category                    30.68     22.62     20.02

INVESTMENT COMPARISONS
--------------------------------------------------------------------------------
GROWTH OF A $10,000 Investment September 30, 1990 to September 30, 2000

--------------------------------------------------------------------------------

STEIN ROE GROWTH STOCK FUND
--------------------------------------------------------------------------------


Line Chart:

          MORNINGSTAR    STEIN ROE
          LARGE GROWTH   GROWTH STOCK   S&P 500
          CATEGORY       FUND           INDEX
9/30/90   10000          10000          10000
           9894           9868.4         9958
          10295.7        10541.9        10600
          10672.5        10886          10895
          11295.8        11643.4        11368
          12062.8        12478.8        12179
          12403          12965.2        12474
          12379.4        12857.6        12504
          13113.5        13452.2        13042
          12533.9        12726.9        12445
          13407.5        13547.3        13024
          14024.2        14077.5        13332
9/30/91   13663.8        13969          13109
          13975.3        14279.4        13285
          13764.3        13775.7        12751
          15581.2        15550.3        14207
          15138.7        15501.2        13943
          15284          15634.3        14123
          14911.1        15064.3        13849
          14765          14866          14254
          15049.9        15009.2        14324
          14663.1        14521.9        14111
          15302.5        15057.4        14686
          15353          14741.2        14387
9/30/92   15626.2        14984.8        14557
          16051.3        15370.3        14606
          16780          16181.1        15103
          16863.9        16450.5        15288
          16691.9        16610.4        15417
          16104.3        16207.9        15627
          16494          16681.2        15956
          15623.2        16083.7        15570
          16171.5        16795.2        15986
          16124.6        16867.4        16032
          15966.6        16772          15968
          16421.7        17523.7        16573
9/30/93   16421.7        17806.7        16446
          16863.4        18026.4        16786
          16618.9        17623.2        16627
          17341.8        18152.1        16828
          17825.7        18733.5        17400
          17285.5        18593.7        16928
          16340          17647.8        16192
          16340          17678.7        16399
          16652.1        17710.4        16667
          15862.8        16994.3        16258
          16246.7        17454.4        16792
          17093.1        18385.4        17478
9/30/94   16766.7        18070.8        17052
          16966.2        18448.2        17434
          16518.3        17753.4        16799
          16688.4        17910.5        17048
          16868.6        18013.8        17489
          17428.7        18667.2        18170
          17897.5        19224.4        18706
          18382.5        19619.7        19256
          18761.2        20202.8        20024
          19517.3        21256.6        20489
          20233.6        22418.2        21167
          20448          22557.7        21220
9/30/95   21493          23264.2        22115
          21370.4        23004.8        22035
          22398.4        23740.5        23001
          22635.8        23681.6        23445
          23115.7        24188.2        24242
          23423.1        24809.5        24467
          23704.2        24923.2        24702
          23983.9        25816.4        25065
          25015.2        26564.3        25709
          25285.3        26183.7        25807
          23740.4        24490.9        24666
          24336.3        25375.2        25187
9/30/96   26017.9        27125.1        26602
          26559.1        27217.1        27337
          28022.5        28839.5        29400
          27378          28186.6        28818
          29773.6        29897.5        30617
          29175.1        29190.4        30858
          27310.8        27671.9        29593
          29460.2        28919.1        31357
          31363.3        31042          33273
          32806          32263.6        34754
          35338.7        35267.6        37516
          32985.1        33854.4        35416
9/30/97   34634.4        35718.5        37353
          33879.3        34384          36105
          34665.3        34944.8        37777
          36041.6        35252          38427
          35915.4        35672.6        38849
          38494.1        38491          41650
          40176.3        40245.8        43783
          40718.7        40864          44229
          40270.8        39730          43469
          42695.1        42026.4        45233
          42110.2        41558.3        44754
          34829.3        34803.8        38287
9/30/98   36260.8        37310          40741
          39103.7        39687.8        44049
          41997.3        42503.2        46719
          45247.9        46991.2        49410
          49071.4        49938          51475
          47682.7        47775.2        49874
          50701          50596.3        51869
          49854.3        51013.2        53877
          48518.2        49495.6        52605
          52113.4        52969.2        55514
          50451          51561.8        53788
          49805.2        51557.6        53519
9/30/99   49312.1        51138.5        52052
          52354.7        54627.7        55347
          54747.3        57904.8        56471
          61815.2        65106.4        59791
          61926.4        62658.4        56790
          68075.7        67802          55716
          71568          70769.7        61166
          68011.1        66522.1        59324
          62774.2        62608.6        58108
          68367.4        67280.5        59538
          66056.6        65753.2        58609
          72450.9        71493.4        62249
9/30/00   66567.3        67139.9        58994



PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN WILL VARY, SO YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. The above illustration assumes a $10,000 investment made on September 30, 1990, and reinvestment of income and capital gains distributions. The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the Fund; it is not available for direct investment.

The Fund's return is also compared to the average return of the funds included in the Morningstar Large Growth category. This Morningstar category is composed of Funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

QUESTIONS & ANSWERS
--------------------------------------------------------------------------------
AN INTERVIEW WITH ERIK GUSTAFSON, CO-PORTFOLIO MANAGER FOR STEIN ROE GROWTH STOCK FUND AND SR&F GROWTH STOCK PORTFOLIO

                                    FUND DATA
   INVESTMENT OBJECTIVE:
   Stein Roe Growth Stock Fund seeks long-term growth by investing in the common stocks of companies with large market capitalizations, with an emphasis on the technology, financial services, health care and global franchise sectors.

   FUND INCEPTION:
   July 1, 1958

   TOTAL NET ASSETS:
   $1.08 billion


Q: HOW DID THE STEIN ROE GROWTH STOCK FUND PERFORM DURING THE LAST 12 MONTHS?

GUSTAFSON: For the 12 months ended September 30, 2000, Stein Roe Growth Stock Fund generated a total return of 35.04%, outperforming the 13.27% total return for the Standard & Poor's 500 Index by a wide margin.

Q: PLEASE DESCRIBE THE BEHAVIOR OF THE U.S. EQUITY MARKET DURING THE PERIOD.

GUSTAFSON: U.S. equity markets chalked up strong, even phenomenal, gains between October 1999 and mid-March 2000. Driven by a belief in technological advances and their potential to transform economies worldwide, investors rapidly bid up the prices of technology and telecommunications stocks, elevating the major stock market indexes to record levels. However, as it became clear that many tech companies would not be able to meet investors' expectations for profits and earnings, the market lost confidence in technology's near-term prospects, and the indexes plummeted even more quickly than they had risen. The final months of the fiscal year were marked by substantial short-term price swings.

Q: HOW DID TECHNOLOGY HOLDINGS IMPACT THE FUND'S PERFORMANCE?

GUSTAFSON: The technology sector proved to be the biggest contributor to the Fund's healthy total return, despite the price declines for this sector in the second half of the period. One reason was our emphasis on premier companies--industry- leading competitors that are involved in the buildout of the Internet or rebuilding the existing telecommunications infrastructure. Though not immune to technology's woes, holdings like Cisco Systems, Nortel and Corning (3.3%, 2.6% and

Photo of: Erik Gustafson

QUESTIONS & ANSWERS CONTINUED
--------------------------------------------------------------------------------
4.6%, respectively, of net assets) managed to make sizable contributions to the Fund's bottom line. Another technology stock that performed well was EMC (4.4% of net assets), a dominant company in the rapidly expanding area of data storage.
   These positive results were offset by a very disappointing outcome for our semiconductor stocks. Although semiconductors come in greater variety and are used in an ever-growing number of applications, demand and profits remain highly cyclical. Fortunately, our holdings in this area were relatively small, so the impact of the most recent downturn was limited.

Q: HOW DID YOU MAINTAIN THE FUND'S STRONG PERFORMANCE DURING THE TECHNOLOGY SELL-OFF IN LATTER HALF OF THE PERIOD?

GUSTAFSON: Recognizing that the upheaval in technology would take some time to sort itself out, we opted at mid-year to reduce the Fund's allocation to that sector from 53% of net assets to 42%. We shifted our attention to health care and financial services, two areas that dominated the market after March.
   Government and regulatory issues had kept health-care stocks in the doldrums for the prior two years. Despite this, we have had sizable investments in health care, as we believe that baby boomers will demand better health care in the future. When investors turned away from technology in favor of companies with more reliable earnings, our large-cap health-care stocks definitely benefited.

Q: WHICH NON-TECHNOLOGY STOCKS WERE KEY TO THE FUND'S STRONG PERFORMANCE?

GUSTAFSON: Noteworthy contributors included Johnson & Johnson (2.9% of net assets) and Pfizer (3.6% of net assets). Johnson & Johnson lay fallow for two years, until investors recently recognized the innovations it has wrought in its core product line. Pfizer, one the world's largest pharmaceuticals companies, has several points in its favor. Following its recent merger with Warner-Lambert, management should have significant cost-cutting opportunities. It also possesses one of the strongest sales forces in the industry and a well-stocked product pipeline.
   As for our financial services stocks, the leaders included companies like Citigroup and General Electric (4.2% and 3.8%, respectively, of net assets). (Though perceived as an industrial company, GE is in reality a hybrid that derives the majority of its profits from its GE Capital unit.) Financial services stocks lost ground last fall as the Federal Reserve raised interest rates. Then, as indications of higher inflation abated, they recovered as the market came to believe that the Fed would soon complete its rate-hike program.

QUESTIONS & ANSWERS CONTINUED
--------------------------------------------------------------------------------
Q: WHAT IS YOUR OUTLOOK GOING FORWARD?

GUSTAFSON: At this point, we believe that "the glass is half-full, not half-empty." The U.S. economy remains strong and, driven by the hunger for information and technology-based innovation, should continue to grow. Inflation will likely remain muted, which may mean an end to rising interest rates. In fact, the Federal Reserve may even need to ease rates, to ensure that it does not turn the long-sought "soft landing" into a rough splashdown. In such an environment, we would expect profit growth to be positive, particularly for companies at the forefront of creating or applying technology.
   At this juncture, we feel much of the overvaluation has been stripped out of growth stocks, and look for improvement in the equity market as we head into 2001. We have positioned the portfolio accordingly and maintain our commitment to technology and telecommunications. We believe investors will be rewarded in the long run for their support of quality technology companies.


An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments. Holdings are calculated as a percentage of net assets in the SR&F Growth Stock Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain the holdings described in this report.

FUND HIGHLIGHTS AS OF SEPTEMBER 30, 2000
--------------------------------------------------------------------------------
                           SR&F Growth Stock Portfolio
                    Top 10 Equity Holdings (% of Net Assets)
--------------------------------------------------------------------------------

Corning Inc                    4.6%     America Online Inc                 3.8%
EMC Corp                       4.4      Pfizer Inc                         3.6
Enron Corp                     4.3      Tyco International Ltd             3.6
Citigroup Inc                  4.2      Calpine Co                         3.5
General Electric Co            3.9      Cisco Systems Inc                  3.3

--------------------------------------------------------------------------------

                           EQUITY PORTFOLIO HIGHLIGHTS

                                                                       S&P 500
                                                    PORTFOLIO           INDEX
--------------------------------------------------------------------------------
Number of Holdings                                       38             500
Dollar Weighted Median
  Market Capitalization ($Mil.)                    87,314.1        80,911.7

--------------------------------------------------------------------------------

                            ECONOMIC SECTOR BREAKDOWN
[pie charts]
EQUITY PORTFOLIO                               S&P 500 Index
Technology  42%                                Technology  30%
Consumer Non-Cyclical 16%                      Consumer Non-Cyclical 18%
Industrial 13%                                 Industrial 8%
Utilities 9%                                   Utilities 9%
Consumer Cyclical 8%                           Consumer Cyclical 10%
Financial 7%                                   Financial 16%
Energy 5%                                      Energy 7%
                                               Basic Materials 2%

-------------------------------------------------------------------------------

                                ASSET ALLOCATION
[pie charts]
AS OF SEPTEMBER 30, 1999                      AS OF SEPTEMBER 30, 2000
Equities 95.5%                                Equities 95.0%
Cash, Equivalents and Other 4.5%              Cash, Equivalents and Other 5.0%

SR&F Growth Stock Portfolio
--------------------------------------------------------------------------------
Investment Portfolio
September 30, 2000 (in thousands)

COMMON STOCKS - 95.0%                                       SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.6%
CONSUMER DURABLES & APPAREL - 1.7%
   CONSUMER ELECTRONICS
   Gemstar-TVGuide International, Inc. (a)........             450      $ 39,234
                                                                        --------

MEDIA - 3.0%
   BROADCASTING & CABLE
   AT&T Corp-Liberty Media Group, Class A (a) .......        2,000        36,000
   Comcast Corp., Class A, Special ...............             750        30,703
                                                                        --------
                                                                          66,703
                                                                        --------
RETAILING - 4.9%
   DEPARTMENT STORES - 2.6%
   Kohl's Corp. (a)..................................        1,000        57,687
                                                                        --------

   HOME IMPROVEMENT RETAIL - 2.3%
   The Home Depot, Inc.  ............................          975        51,736
                                                                        --------

FINANCIALS - 6.2%
DIVERSIFIED FINANCIALS
   DIVERSIFIED FINANCIAL SERVICES
   Citigroup, Inc.  .................................        1,750        94,609
   The Goldman Sachs Group, Inc...................             400        45,575
                                                                        --------
                                                                         140,184
                                                                        --------
FOOD & DRUG RETAILING - 2.6%
   FOOD RETAIL
   Safeway, Inc. (a).................................        1,250        58,359
                                                                        --------

HEALTH CARE - 13.3%
BIOTECHNOLOGY & PHARMACEUTICALS - 10.4%
   BIOTECHNOLOGY - 3.9%
   Amgen, Inc. ......................................          700        48,880
   Immunex Corp. (a)..............................             900        39,150
                                                                        --------
                                                                          88,030
                                                                        --------
   PHARMACEUTICALS - 6.5%
   Johnson & Johnson................................           700        65,756
   Pfizer, Inc.   ...................................        1,800        80,888
                                                                        --------
                                                                         146,644
                                                                        --------
HEALTH CARE EQUIPMENT & SERVICES - 2.9%
   HEALTH CARE EQUIPMENT
   Medtronic, Inc.   ................................        1,250        64,765
                                                                        --------

INDUSTRIALS - 7.4%
CAPITAL GOODS
   INDUSTRIAL CONGLOMERATES
   General Electric Co..............................         1,500        86,531
   Tyco International Ltd...........................         1,550        80,406
                                                                        --------
                                                                         166,937
                                                                        --------

SR&F GROWTH STOCK PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
--------------------------------------------------------------------------------

SOFTWARE & SERVICES - 9.0%
   INTERNET SOFTWARE & SERVICES - 4.3%
   America Online, Inc..............................         1,600      $ 86,000
   VeriSign, Inc. (a)................................           50        10,128
                                                                        --------
                                                                          96,128
                                                                        --------
   SYSTEMS SOFTWARE - 4.7%
   Microsoft Corp. (a)..............................           700        42,175
   Oracle Corp. (a) .................................          800        63,000
                                                                        --------
                                                                         105,175
                                                                        --------
TECHNOLOGY HARDWARE & EQUIPMENT - 30.3%
   COMPUTER STORAGE & PERIPHERALS - 4.4%
   EMC Corp. (a).....................................        1,000        99,125
                                                                        --------

   NETWORKING EQUIPMENT - 3.3%
   Cisco Systems, Inc. (a)..........................         1,350        74,587
                                                                        --------

   SEMICONDUCTOR EQUIPMENT - 3.2%
   Applied Materials, Inc. (a).......................          750        44,484
   Novellus Systems, Inc. (a)........................          600        27,938
                                                                        --------
                                                                          72,422
                                                                        --------
   SEMICONDUCTORS - 3.4%
   LSI Logic Corp. (a)..............................         1,000        29,250
   Texas Instruments, Inc. .........................         1,000        47,188
                                                                        --------
                                                                          76,438
                                                                        --------
   TELECOMMUNICATIONS EQUIPMENT - 16.0%
   Comverse Technology, Inc. (a)..................             500        54,000
   Corning, Inc.  ...................................          350       103,950
   JDS Uniphase Corp. (a)...........................           550        52,078
   Motorola, Inc. ...................................        1,850        52,263
   Nortel Networks Corp.  ..........................         1,000        59,563
   Telefonaktiebolaget LM Ericsson ...............           2,500        37,031
                                                                        --------
                                                                         358,885
                                                                        --------
TELECOMMUNICATION SERVICES - 7.1%
DIVERSIFIED TELECOM SERVICES - 5.4%
   ALTERNATIVE CARRIERS - 3.4%
   Global Crossing Ltd. (a).........................         1,750        54,250
   Level 3 Communications, Inc. (a)...............             300        23,138
                                                                        --------
                                                                          77,388
                                                                        --------
   INTEGRATED TELECOM SERVICES - 2.0%
   WorldCom, Inc. (a)  ...........................           1,500        45,563
                                                                        --------

WIRELESS TELECOM SERVICES - 1.7%
   American Tower Corp., Class A (a)..............           1,000        37,688
                                                                        --------

SR&F GROWTH STOCK PORTFOLIO CONTINUED
--------------------------------------------------------------------------------

                                                            SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES - 9.5%
   ELECTRIC UTILITIES - 5.2%
   AES Corp. (a)  ...................................          550      $ 37,675
   Calpine Corp. (a) ................................          750        78,281
                                                                      ----------
                                                                         115,956
                                                                      ----------
   MULTI-UTILITIES - 4.3%
   Enron Corp. ......................................        1,100        96,388
                                                                      ----------
TOTAL COMMON STOCKS (cost of $1,390,469)(b)..........                  2,136,022
                                                                      ----------
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 5.5%                                  PAR
--------------------------------------------------------------------------------

COMMERCIAL PAPER
   Associates Corp. of North America
    6.70% (c) 10/2/00...............................     $  34,660        34,654
   Houston Industries Financial Companies
   7.00% (c) 10/2/00................................        50,000        49,990
   Illinois Power 7.05% (c) 10/2/00.................        40,000        39,992
                                                                      ----------
                                                                         124,636
                                                                      ----------
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES - (0.5)% .................                    (11,849
                                                                      ----------
NET ASSETS - 100.0%..................................                 $2,248,809
                                                                      ==========
--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
(a) Non-income producing
(b) Cost for federal income tax purposes is $1,394,863.
(c) Rate represents yield at time of purchase.











See notes to financial statements.

SR&F GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000
(All amounts in thousands)


ASSETS
Investments at value (cost $1,390,469)............                  $2,136,022
Short term obligations............................                     124,636
                                                                    ----------
                                                                     2,260,658
Cash .............................................     $     5
Receivable for:
   Investments sold...............................       4,667
   Dividends......................................         274           4,946
                                                       -------      ----------
   Total Assets ..................................                   2,265,604

LIABILITIES
Payable for investments purchased ................      15,858
Accrued:
   Management fee ................................         878
   Bookkeeping fee................................           7
   Transfer agent fee.............................           1
Other.............................................          51
                                                       -------
   Total Liabilities .............................                      16,795
                                                                    ----------
NET ASSETS .......................................                  $2,248,809
                                                                    ==========




See notes to financial statements.

SR&F GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000
(All amounts in thousands)


INVESTMENT INCOME
Dividends (net of nonreclaimable foreign taxes
   withheld at source of $63).....................                    $   5,011
Interest .........................................                        4,450
                                                                       --------
                                                                          9,461
EXPENSES
Management fee ...................................       $ 10,085
Transfer agent fee ...............................              6
Bookkeeping fee ..................................             70
Trustees' fee.....................................             28
Custodian fee.....................................             49
Audit fee.........................................             17
Legal fee.........................................             44
Other ............................................             50
                                                         --------
                                                                         10,349
                                                                       --------
Net Investment Loss ..............................                         (888)
                                                                       --------
REALIZED & UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments .................                      195,941
Net change in unrealized appreciation /depreciation
   during the period..............................                      257,706
                                                                       --------
          Net Gain ...............................                      453,647
                                                                       --------
INCREASE IN NET ASSETS FROM OPERATIONS............                     $452,759
                                                                       ========



See notes to financial statements.

SR&F GROWTH STOCK PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                       YEAR ENDED      YEAR ENDED
                                                    SEPTEMBER 30,   SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS                            2000            1999
                                                     ------------      ----------
OPERATIONS
Net investment income (loss)......................      $    (888)     $    2,164
Net realized gain on investments .................        195,941          76,399
Net change in unrealized appreciation/depreciation
   on investments ................................        257,706         189,808
                                                       ----------      ----------
   Net increase in net assets
     resulting from operations  ..................        452,759         268,371
                                                       ----------      ----------

Transactions in Investors' Beneficial Interest
Contributions.....................................      1,075,716         680,228
Withdrawals ......................................       (527,819)       (431,989)
                                                       ----------      ----------
   Net increase from transactions in investors'
      beneficial interest.........................        547,897         248,239
                                                       ----------      ----------
Net increase in net assets........................      1,000,656         516,610
                                                       ----------      ----------

NET ASSETS
Beginning of period...............................      1,248,153         731,543
                                                       ----------      ----------
End of period ....................................     $2,248,809      $1,248,153
                                                       ==========      ==========







See notes to financial statements.

STEIN ROE GROWTH STOCK FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000
(in thousands except for per share data)

ASSETS
Investment in Portfolio, at value.................                   $1,085,657
Receivable for Fund shares sold ..................                          604
Other.............................................                           46
                                                                     ----------
   Total Assets ..................................                    1,086,307
                                                                     ----------
LIABILITIES
Payable for Fund shares repurchased...............                        2,543
Accrued:
   Administration fee ............................                          162
   Bookkeeping fee ...............................                            4
   Transfer agent fee.............................                          239
Other.............................................                           88
                                                                     ----------
   Total Liabilities .............................                        3,036
                                                                     ----------
Net Assets .......................................                   $1,083,271
                                                                     ----------
Shares outstanding (unlimited number authorized)..                       18,155
                                                                     ----------
Net asset value...................................                   $    59.67
                                                                     ==========
ANALYSIS OF NET ASSETS
Paid-in capital ..................................                   $  389,546
Accumulated net realized gain allocated from Portfolio                  141,083
Net unrealized appreciation allocated from Portfolio                    552,642
                                                                     ----------
                                                                     $1,083,271
                                                                     ==========



See notes to financial statements.

STEIN ROE GROWTH STOCK FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000
(All amounts in thousands)


INVESTMENT INCOME
Dividends allocated from Portfolio................                   $    2,854
Interest allocated from Portfolio.................                        2,486
                                                                       --------
   Total investment income .......................                        5,340
EXPENSES
Expenses allocated from Portfolio ................        $ 5,819
Administration fee ...............................          1,423
Transfer agent fee ...............................          2,404
Bookkeeping fee ..................................             50
Trustees' fee ....................................              9
Custodian fee.....................................              1
Audit fee.........................................              7
Legal fee ........................................             10
Registration fee..................................             35
Reports to shareholders ..........................             73
Other ............................................             88
                                                          -------
                                                                          9,919
                                                                       --------
Net Investment Loss ..............................                       (4,579)
                                                                       --------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
   ALLOCATED FROM PORTFOLIO
Net realized gain allocated from Portfolio .......                      177,043
Net change in unrealized appreciation /depreciation
   allocated from Portfolio ......................                      113,653
                                                                       --------
   Net Gain ......................................                      290,696
                                                                       --------
INCREASE IN NET ASSETS FROM OPERATIONS............                     $286,117
                                                                       ========




See notes to financial statements.

STEIN ROE GROWTH STOCK FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(All amounts in thousands)

                                                       YEAR ENDED      YEAR ENDED
                                                    SEPTEMBER 30,   SEPTEMBER 30,
                                                             2000            1999
                                                     ------------      ----------
OPERATIONS
Net investment loss...............................    $    (4,579)     $   (1,309)
Net realized gain ................................        177,043          78,805
Net change in unrealized appreciation / depreciation
   during the period .............................        113,653         143,323
                                                        ---------       ---------
   Net Increase from Operations...................        286,117         220,819
                                                        ---------       ---------

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized capital gains ....        (60,169)             --
                                                        ---------       ---------

SHARE TRANSACTIONS
Subscriptions to Fund shares .....................        411,079         481,319
Value of distributions reinvested ................         54,569              --
Redemptions of Fund shares .......................       (439,663)       (486,145)
                                                        ---------       ---------
   Net Increase (Decrease) from Fund Share Transactions    25,985          (4,826)
                                                        ---------       ---------
Net Increase in Net Assets .......................        251,933         215,993
                                                        ---------       ---------

TOTAL NET ASSETS
Beginning of period...............................        831,338         615,345
                                                        ---------       ---------
End of period ....................................     $1,083,271      $  831,338
                                                        =========       =========

ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST
Subscriptions to Fund shares .....................          7,148          10,293
Issued in reinvestment of distributions ..........          1,083              --
Redemptions of Fund shares .......................         (7,689)        (10,410)
                                                        ---------       ---------
   Net increase (decrease) in fund shares                     542            (117)
Shares outstanding at beginning of the year.......         17,613          17,730
                                                        ---------       ---------
Shares outstanding at end of the year.............         18,155          17,613
                                                        =========       =========





See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
September 30, 2000


NOTE 1. ORGANIZATION
Stein Roe Growth Stock Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Stock Portfolio (the "Portfolio"). The Fund may issue an unlimited number of shares.
   The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2000, the Fund owned 48.3% of the Portfolio.
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
   Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
   Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.
   Security transactions are accounted for on the date the securities are purchased, sold or mature.
   Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders of the Fund are recorded on the ex-date.
   The amount and character of income and gains to be to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date.

--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:
Average Net Assets    Annual Fee Rate
------------------    ---------------
First $500 million              0.60%
Next $500 million               0.55%
Over $1 billion                 0.50%

ADMINISTRATION FEE
The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

Average Net Assets    Annual Fee Rate
------------------    ---------------
First $500 million             0.150%
Next $500 million              0.125%
Over $1 billion                0.100%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee equal to $25,000 to the Portfolio and Fund annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the
Advisor, provides shareholder services for a monthly fee equal to 0.22% annually of the Fund's average daily net assets and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY
During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $1,814,331,994 and $1,329,399,616, respectively.
   Unrealized appreciation (depreciation) at September 30, 2000 based on cost of investments for federal income tax purposes was:
Gross unrealized
   appreciation          $811,408,221
Gross unrealized
   depreciation           (70,249,419)
                         ------------
   Net unrealized
        appreciation     $741,158,802
                         ------------
OTHER
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

--------------------------------------------------------------------------------
NOTE 4. LINE OF CREDIT
The Liberty-Stein Roe Funds Investment Trust and SR&FBase Trust participate in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trust to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and Fund had no borrowings under the agreement.

--------------------------------------------------------------------------------
NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended September 30, 2000, the Portfolio used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the year were $44,736.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH STOCK FUND

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                YEARS ENDED SEPTEMBER 30,
                                                                  2000           1999           1998          1997          1996
                                                              ----------       --------       --------      --------      --------

NET ASSET VALUE - BEGINNING OF PERIOD...................       $   47.20        $ 34.71        $ 35.29       $ 28.79       $ 26.13
                                                              ----------       --------       --------      --------      --------

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) (a).....................           (0.25)         (0.08)         (0.04)         0.01          0.08
   Net realized and unrealized gain ....................           16.16          12.57           1.61          8.79          5.01
                                                              ----------       --------       --------      --------      --------
      Total from investment operations..................           15.91          12.49           1.57          8.80          5.09
                                                              ----------       --------       --------      --------      --------
DISTRIBUTIONS:
   Net investment income................................              --            --             --          (0.07)        (0.10)
   Net realized capital gains...........................           (3.44)           --           (2.15)        (2.23)        (2.33)
                                                               ----------       --------       --------      --------      --------
       Total distributions..............................           (3.44)           --           (2.15)        (2.30)        (2.43)
                                                               ----------       --------       --------      --------      --------
NET ASSET VALUE - END OF PERIOD.........................       $   59.67        $ 47.20        $ 34.71       $ 35.29       $ 28.79
                                                               ==========       ========       ========      ========      ========
Total return (b)........................................           35.04%         35.98%          4.69%        33.10%        21.04%

RATIOS TO AVERAGE NET ASSETS
Expenses (c)............................................            0.95%       0.97%(e)          1.03%         1.07%         1.08%
Net investment income (loss) (c)........................          (0.44)%     (0.18)%(e)        (0.10)%         0.04%         0.32%
Portfolio turnover rate.................................             N/A             N/A            N/A          5%(d)        39%(d)
Net assets, end of period (000's).......................      $1,083,271       $831,338       $615,345      $607,699       $417,964

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d) Prior to commencement of operations of the Portfolio.
(e) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of three basis points as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended September 30, 1999 without the reduction.


--------------------------------------------------------------------------------
SR&F GROWTH STOCK PORTFOLIO

                                                                         PERIOD ENDED
                                            YEARS ENDED SEPTEMBER 30,   SEPTEMBER 30,
                                          2000        1999      1998         1997 (A)
                                        ------      ------    ------ ----------------
Ratio of net expenses to average
   net assets                            0.55%     0.58%(b)     0.61%        0.63%(c)
Ratio of net investment income (loss)
   to average net assets                (0.05)%    0.20%(b)     0.31%        0.52%(c)
Portfolio turnover rate                    74%       57%          39%          22%

(a) From commencement of operations on February 3, 1997.
(b) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses as a result of expenses accrued in a prior period. The expense adjustment was not large enough to change the Portfolio's ratios.
(c) Annualized.

--------------------------------------------------------------------------------
Federal Income Tax information (unaudited)
For the fiscal year ended September 30, 2000, the Fund designates long-term capital gains of $165,020,989
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------


To the Trustees of Liberty-Stein Roe
Funds Investment Trust and SR&F
Base Trust and the Shareholders of
Stein Roe Growth Stock Fund

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Stein Roe Growth Stock Fund (the "Fund") (a series of Liberty-Stein Roe Funds Investment Trust) and SR&F Growth Stock Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and their financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspon dence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund and the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
--------------------------------------------------------------------------------
TRUSTEES
John A. Bacon, Jr.
Private Investor
William W. Boyd
Chairman and Director, Sterling Plumbing
  Group Inc.
Lindsay Cook
Executive Vice President, Liberty Financial
  Companies, Inc.
Douglas A. Hacker
Executive Vice President and Chief Financial
  Officer, United Airlines
Janet Langford Kelly
Executive Vice President, Secretary and General
  Counsel, Kellogg Company
Charles R. Nelson
Van Voorhis Professor of Political Economy,
  University of Washington
Joseph R. Palombo
Chairman of the Board of Trustees
  Executive Vice President and Director,
  Colonial Management Associates
Thomas C. Theobald
Managing Director, William Blair Capital Partners



OFFICERS
Stephen E. Gibson, President
William D. Andrews, Executive Vice President
Kevin M. Carome, Executive Vice President,
  Secretary
Loren A. Hansen, Executive Vice President
Joseph R. Palombo, Executive Vice President

AGENTS AND ADVISORS
Stein Roe & Farnham Incorporated
Investment Advisor
State Street Bank and Trust Company
Custodian
Liberty Funds Services Inc.
Transfer Agent
Bell, Boyd & Lloyd, LLC
Legal Counsel to the Fund and Portfolio
PricewaterhouseCoopers LLP
Independent Accountants

THE STEIN ROE MUTUAL FUNDS

FIXED INCOME FUNDS
Cash Reserves Fund
Municipal Money Market Fund
Intermediate Municipals Fund
Managed Municipals Fund
High-Yield Municipals Fund
Intermediate Bond Fund
Income Fund
High Yield Fund

EQUITY FUNDS
Balanced Fund
Growth & Income Fund
Disciplined Stock Fund
Growth Stock Fund
Young Investor Fund
Midcap Growth Fund
Focus Fund
Capital Opportunities Fund
Small Company Growth Fund

INTERNATIONAL FUNDS
Asia Pacific Fund
International Fund
Small Cap Tiger Fund
                             Stein Roe Mutual Funds
                                  P.O. Box 8900
                                   Boston, MA
                                   02205-8900
                               Financial Advisors
                               call: 800-322-0593
                         Shareholders call: 800-338-2550
                                www.steinroe.com

                         Liberty Funds Distributor, Inc.


                                                        S34-02/212D-0900 00/2085